NET TRADING INCOME	12 Months Ended
Dec. 31, 2021
Disclosure of net trading income [abstract]
NET TRADING INCOME

NOTE 29 – NET TRADING INCOME

Net trading income includes income from client driven trading activities primarily conducted in markets, including foreign exchange, credit, rates and equities trading, as follows:

	December 31,		December 31,		December 31,
	2021		2020		2019
Trading investment income (1)
Fixed income securities	Ps.	(110,035)	Ps.	348,312	Ps.	270,310
Equities		260,564		277,806		349,526
Total trading investment income	Ps.	150,529	Ps.	626,118	Ps.	619,836
Derivatives income
Net income on financial derivatives (2)	Ps.	711,217	Ps.	530,503	Ps.	19,932
Other trading income (3)		86,970		138,803		122,143
Total derivatives income	Ps.	798,187	Ps.	669,306	Ps.	142,075
Total net trading income	Ps.	948,716	Ps.	1,295,424	Ps.	761,911
(1)	Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.
(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)	Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.